ING Investors Trust

ING Lord Abbett Affiliated Portfolio

ING UBS U.S. Allocation Portfolio

Supplement dated February 15, 2008

to the Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”) Prospectus,

Service Class (“Class S”) Prospectus and Service 2 Class

Prospectus, each dated April 30, 2007

ING Lord Abbett Affiliated Portfolio

Effective March 1, 2008, Sholom Dinsky will be removed as the portfolio manager to ING Lord Abbett Affiliated Portfolio.

The ADV Class, Class I, Class S and Service 2 Class Prospectuses are hereby revised as follows:

1.     All references to Sholom Dinsky as a portfolio manager to ING Lord Abbett Affiliated Portfolio will be deleted in their entirety as of March 1, 2008.

ING UBS U.S. Allocation Portfolio

Effective December 28, 2007, Brian Singer was replaced by Edwin Denson as portfolio manager to ING UBS U.S. Allocation Portfolio.

Class S and Service 2 Class Prospectuses are hereby revised as follows:

2.     All references to Brian Singer as a portfolio manager to ING UBS U.S. Allocation Portfolio are hereby deleted and replaced with Edwin Denson.

3.     The third paragraph under the section entitled “Description of the Portfolios – ING UBS U.S. Allocation Portfolio - More on the Sub-Adviser” on page 50 of the Class S Prospectus and on page 47 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Position and Recent Business Experience
Edwin Denson

Edwin Denson is the senior portfolio manager for the Portfolio. Mr. Denson has been involved with the management of the Portfolio since 2001 and assumed his present role in December 2007. Mr. Denson is an executive director, senior asset allocation analyst and portfolio manager at UBS Global AM since 2005. Mr. Denson is a member of the Asset Allocation Analysis and Strategy team and is responsible for the analysis and setting of strategy for multi-asset portfolios. Previously, he served as a director and asset allocation analyst with UBS Global AM since 2001.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Lord Abbett Affiliated Portfolio

ING UBS U.S. Allocation Portfolio

Supplement dated February 15, 2008

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class

Statement of Additional Information (“SAI”)

dated April 30, 2007, as supplemented July 31, 3007

ING Lord Abbett Affiliated Portfolio

Effective March 1, 2008, Sholom Dinsky will be removed as portfolio manager to the ING Lord Abbett Affiliated Portfolio.

The ADV Class, Class I, Class S and Service 2 Class Prospectuses are hereby revised as follows:

1.               All references to Sholom Dinsky as a portfolio manager are deleted in their entirety.

ING UBS U.S. Allocation Portfolio

Effective December 28, 2007, Brian Singer was replaced by Edwin Denson as portfolio manager to ING UBS U.S. Allocation Portfolio.

1.               All references to Brian Singer as a portfolio manager are hereby deleted in their entirety and replaced with Edwin Denson.

2.               Effective December 28, 2007 the tables and the footnotes thereto, in the section entitled “Portfolio Managers – ING UBS U.S. Allocation Portfolio” in the sub-section entitled “Other Managed Accounts” beginning on page 216 of the SAI and in the sub-section entitled “Portfolio Manager Ownership of Securities” on page 217 of the SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of September 30, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Edwin Denson	11	$13,680	21	*	$26,984	25	$5,206

*One account with approximately $187 million has an advisory fee based upon the performance of the account.

Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of September 30, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
Edwin Denson	None

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